Tax on Profit on Ordinary Activities	6 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Tax on Profit on Ordinary Activities	Tax on Profit on Ordinary Activities

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Current tax	4,826	(483)
Tax for the six months ended 31 December 2020 is charged using the Group’s best estimate of the average annual effective rate expected for the full year applied to the profit before tax of the six month period plus the impact of any one off tax items arising in the period.  The resulting effective rate for the six months ended 31 December 2020 is 25.0% (six months ended 31 December 2019: (226.8)%).